INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes arising in UK	$ (13,314,440)	$ (11,716,916)
Loss before income taxes arising in U.S.	(829,295)	(2,520,145)
Total loss before income tax benefit	$ (14,143,735)	$ (14,237,061)